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                                    FIRST FUNDS

                             GROWTH & INCOME PORTFOLIO
                           CAPITAL APPRECIATION PORTFOLIO
                                   BOND PORTFOLIO
                            INTERMEDIATE BOND PORTFOLIO
                            TENNESSEE TAX-FREE PORTFOLIO
                        U.S. TREASURY MONEY MARKET PORTFOLIO
                       U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                          MUNICIPAL MONEY MARKET PORTFOLIO
                               CASH RESERVE PORTFOLIO

                        Supplement Dated September 24, 1999

     The following information supplements and should be read in conjunction with the information provided in each Portfolio's current Prospectus.

     Effective September 24, 1999, the First Funds holiday schedule has been revised to coincide with that of the NYSE. The Trust is now closed for business each day the NYSE is closed. The following holidays will be observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.